Party-In-Interest Transactions	12 Months Ended
Feb. 28, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party- in-Interest Transactions

NOTE 4 - PARTY-IN-INTEREST TRANSACTIONS

Certain investments held by the plan include shares of common stock of the Company and investments managed by the Trustee. As the Company is the sponsoring entity of the Plan, these transactions involving Company stock, as well as all transactions between the Plan and the Trustee, and notes receivable from participants, qualify as party-in-interest transactions, which are exempt from the prohibited transaction rules.